UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-04537

LIBERTY ALL-STAR GROWTH FUND, INC.
(Exact name of registrant as specified in charter)

1290 Broadway, Suite 1100, Denver, Colorado		80203
(Address of principal executive offices)		(Zip code)

Tané T. Tyler Liberty All-Star Growth Fund, Inc. 1290 Broadway, Suite 1100 Denver, Colorado 80203
(Name and address of agent for service)

Registrant's telephone number, including area code:		(303) 623-2577

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2008

Item 1 – Schedule of Investments.

LIBERTY ALL-STAR GROWTH FUND

SCHEDULE OF INVESTMENTS

as of March 31, 2008 (unaudited)

	SHARES	MARKET VALUE
COMMON STOCKS (97.99%)

CONSUMER DISCRETIONARY (10.45%)

Automobiles (0.84%)
Thor Industries, Inc.	41,606	$1,238,611

Distributors (1.02%)
LKQ Corp.(a)	66,416	1,492,368

Diversified Consumer Services (0.98%)
Bright Horizons Family Solutions, Inc.(a)	3,596	154,772
Strayer Education, Inc.	8,400	1,281,000
		1,435,772
Hotels, Restaurants & Leisure (5.46%)
BJ’s Restaurants, Inc.(a)	27,016	389,301
Chipotle Mexican Grill, Inc., Class B(a)	7,000	679,630
Ctrip.com International Ltd.(b)	29,720	1,575,753
Home Inns & Hotels Management, Inc.(a)(b)	31,200	614,328
Life Time Fitness, Inc.(a)	27,861	869,542
McDonald’s Corp.	40,400	2,253,107
P.F. Chang’s China Bistro, Inc.(a)	35,000	995,400
Texas Roadhouse, Inc., Class A(a)	35,257	345,519
Wynn Resorts, Ltd.	2,900	291,856
		8,014,436
Multi-line Retail (0.59%)
Dollar Tree Stores, Inc.(a)	31,550	870,465

Specialty Retail (1.23%)
Dick’s Sporting Goods, Inc.(a)	20,300	543,634
Hibbett Sports, Inc.(a)	50,226	775,490
PetSmart, Inc.	22,900	468,076
Zumiez, Inc.(a)	1,034	16,223
		1,803,423
Textiles, Apparel & Luxury Goods (0.33%)
NIKE, Inc., Class B	7,200	489,600

CONSUMER STAPLES (6.27%)

Beverages (1.94%)
The Coca-Cola Co.	34,900	2,124,363
PepsiCo, Inc.	10,045	725,249
		2,849,612

Food & Staples Retailing (1.77%)
CVS Caremark Corp.	18,100	733,231
Wal-Mart Stores, Inc.	35,300	1,859,604
		2,592,835
Food Products (0.67%)
Archer-Daniels-Midland Co.	23,800	979,608

Household Products (1.29%)
Colgate-Palmolive Co.	24,200	1,885,422

Personal Products (0.60%)
Bare Escentuals, Inc.(a)	37,700	882,934

ENERGY (12.09%)

Energy Equipment & Services (7.82%)
CARBO Ceramics, Inc.	11,539	462,714
CGG Veritas(a)(b)	24,383	1,207,202
Core Laboratories N.V.(a)	20,659	2,464,619
FMC Technologies, Inc.(a)	34,300	1,951,327
Oceaneering International, Inc.(a)	20,500	1,291,500
Patterson-UTI Energy, Inc.	34,452	901,953
Smith International, Inc.	29,700	1,907,631
Transocean, Inc.(a)	9,600	1,297,920
		11,484,866
Oil & Gas (0.45%)
XTO Energy, Inc.	10,700	661,902

Oil & Gas Services (1.64%)
NATCO Group, Inc.(a)	15,145	708,029
National-Oilwell Varco, Inc.(a)	13,500	788,130
Weatherford International Ltd.(a)	12,500	905,875
		2,402,034
Oil, Gas & Consumable Fuels (2.18%)
Apache Corp.	11,500	1,389,430
Devon Energy Corp.	12,600	1,314,558
Golar LNG Ltd.	26,772	489,124
		3,193,112

FINANCIALS (7.87%)

Banks (0.78%)
State Street Corp.	14,400	1,137,600

Capital Markets (3.27%)
Affiliated Managers Group, Inc.(a)	23,120	2,097,909
GFI Group, Inc.	19,033	1,090,591
optionsXpress Holdings, Inc.	32,847	680,261
SEI Investments Co.	37,700	930,813
		4,799,574
Diversified Financial Services (1.77%)
Financial Federal Corp.	39,406	859,445
IntercontinentalExchange, Inc.(a)	8,200	1,070,100
MSCI, Inc.(a)	22,344	664,734
		2,594,279
Insurance (2.05%)
Aflac, Inc.	27,800	1,805,610
Brown & Brown, Inc.	21,593	375,286
eHealth, Inc.(a)	37,700	832,039
		3,012,935
HEALTH CARE (18.09%)

Biotechnology (4.27%)
BioMarin Pharmaceutical, Inc.(a)	20,444	723,104
CV Therapeutics, Inc.(a)	24,300	173,259
Genentech, Inc.(a)	20,800	1,688,544
Genzyme Corp.(a)	30,100	2,243,654
Isis Pharmaceuticals, Inc.(a)	32,100	452,931
Martek Biosciences Corp.(a)	18,108	553,562
Vertex Pharmaceuticals, Inc.(a)	18,100	432,409
		6,267,463
Health Care Equipment & Supplies (5.51%)
Accuray, Inc.(a)	40,140	313,493
Baxter International, Inc.	29,000	1,676,780
Becton Dickinson & Co.	14,700	1,261,995
I-Flow Corp.(a)	33,533	470,468
Intuitive Surgical, Inc.(a)	3,600	1,167,660
Orthofix International N.V.(a)	14,065	559,365
ResMed, Inc.(a)	21,187	893,668
SurModics, Inc.(a)	12,452	521,490
Thoratec Corp.(a)	36,000	514,440
Wright Medical Group, Inc.(a)	28,514	688,328
		8,067,687

Health Care Providers & Services (2.61%)
athenahealth, Inc.(a)	1,200	28,404
Express Scripts, Inc.(a)	12,200	784,704
Lincare Holdings, Inc.(a)	24,969	701,879
Nighthawk Radiology Holdings, Inc.(a)	42,721	399,869
PSS World Medical, Inc.(a)	45,726	761,795
VCA Antech, Inc.(a)	42,332	1,157,780
		3,834,431
Health Care Services (0.40%)
Psychiatric Solutions, Inc.(a)	17,300	586,816

Health Care Technology (0.32%)
Cerner Corp.(a)	12,700	473,456

Life Sciences Tools & Services (1.47%)
PharmaNet Development Group, Inc.(a)	27,928	704,623
WuXi PharmaTech Cayman, Inc.(a)(b)	65,000	1,453,400
		2,158,023
Pharmaceuticals (3.51%)
Auxilium Pharmaceuticals, Inc.(a)	27,354	731,446
Johnson & Johnson	26,900	1,745,003
Mylan, Inc.	67,200	779,520
Teva Pharmaceutical Industries Ltd.(b)	22,700	1,048,513
United Therapeutics Corp.(a)	9,816	851,047
		5,155,529
INDUSTRIALS (20.94%)

Aerospace & Defense (3.21%)
General Dynamics Corp.	17,000	1,417,290
Lockheed Martin Corp.	17,900	1,777,470
Spirit AeroSystems Holdings, Inc.(a)	21,800	483,524
United Technologies Corp.	14,900	1,025,418
		4,703,702
Air Freight & Logistics (0.31%)
UTI Worldwide, Inc.	22,663	455,073

Commercial Services & Supplies (7.91%)
The Advisory Board Co.(a)	15,900	873,546
American Reprographics Co.(a)	51,352	762,064
Clean Harbors, Inc.(a)	21,500	1,397,500
The Corporate Executive Board Co.	39,931	1,616,406
IHS, Inc.(a)	19,663	1,264,528

Quanta Services, Inc.(a)	48,100	1,114,477
Resources Connection, Inc.	100,520	1,796,291
Stericycle, Inc.(a)	26,011	1,339,567
Waste Connections, Inc.(a)	46,658	1,434,267
		11,598,646
Construction & Engineering (0.88%)
Foster Wheeler Ltd.(a)	17,016	963,446
Stantec, Inc.(a)	11,427	334,240
		1,297,686
Machinery (3.14%)
Cummins, Inc.	9,800	458,836
Deere & Co.	27,200	2,187,968
Flowserve Corp.	13,500	1,409,130
Kaydon Corp.	12,592	552,915
		4,608,849
Miscellaneous Manufacturing (0.87%)
Honeywell International, Inc.	22,600	1,275,092

Road & Rail (1.05%)
CSX Corp.	27,600	1,547,532

Trading Companies & Distributors (2.71%)
Fastenal Co.	33,820	1,553,353
GATX Corp.	14,774	577,220
Interline Brands, Inc.(a)	27,708	513,983
TransDigm Group, Inc.(a)	35,853	1,328,354
		3,972,910
Transportation (0.86%)
Burlington Northern Santa Fe Corp.	13,700	1,263,414

INFORMATION TECHNOLOGY (16.34%)

Communications Equipment (2.74%)
Infinera Corp.(a)	63,394	760,728
Polycom, Inc.(a)	59,276	1,336,081
Research In Motion Ltd.(a)	17,200	1,930,356
		4,027,165
Computers & Peripherals (1.28%)
International Business Machines Corp.	16,300	1,876,782

Electronic Equipment & Instruments (2.18%)
Daktronics, Inc.	22,252	398,533
FLIR Systems, Inc.(a)	45,654	1,373,729
National Instruments Corp.	54,480	1,424,107
		3,196,369
Internet Software & Services (3.62%)
Akamai Technologies, Inc.(a)	37,800	1,064,448
Baidu.com(a)(b)	3,700	886,631
Bankrate, Inc.(a)	21,900	1,092,591
Mercadolibre, Inc.(a)	21,039	836,511
TechTarget, Inc.(a)	35,712	506,039
VistaPrint Ltd.(a)	26,293	918,940
		5,305,160
IT Services (1.72%)
Alliance Data Systems Corp.(a)	11,000	522,610
Cognizant Technology Solutions Corp., Class A(a)	45,000	1,297,350
SRA International, Inc.(a)	28,661	696,749
		2,516,709
Semiconductors & Semiconductor Equipment (1.38%)
Cavium Networks, Inc.(a)	11,888	194,963
FormFactor, Inc.(a)	19,270	368,057
Hittite Microwave Corp.(a)	39,127	1,464,133
		2,027,153
Software (3.42%)
ANSYS, Inc.(a)	65,104	2,247,390
Monotype Imaging Holdings, Inc.(a)	29,896	451,729
Phase Forward, Inc.(a)	21,554	368,142
Salesforce.com, Inc.(a)	21,600	1,249,992
VMware, Inc.(a)	16,360	700,535
		5,017,788
MATERIALS (2.91%)

Chemicals (2.32%)
Potash Corp. of Saskatchewan, Inc.	14,100	2,188,461
Praxair, Inc.	14,495	1,220,914
		3,409,375
Metals & Mining (0.59%)
Allegheny Technologies, Inc.	12,100	863,456

TELECOMMUNICATION SERVICES (3.03%)

Diversified Telecommunication (1.48%)
Cbeyond, Inc.(a)	45,607	856,956
NeuStar, Inc., Class A(a)	49,388	1,307,794
		2,164,750
Wireless Telecommunication Services (1.55%)
America Movil SAB de C.V.(b)	4,600	292,974
Clearwire Corp.(a)	67,800	1,004,118
Mobile TeleSystems OJSC(b)	13,000	986,050
		2,283,142

TOTAL COMMON STOCKS (Cost of $138,885,949)		143,775,546

	PAR VALUE	MARKET VALUE
SHORT TERM INVESTMENT (1.37%)

REPURCHASE AGREEMENT (1.37%)
Repurchase agreement with State Street Bank & Trust Co., dated 03/31/08, due 04/01/08 at 1.40%, collateralized by several U.S. Treasury Bonds with various maturity dates, market value of $2,057,803 (Repurchase proceeds of $2,012,078) (Cost of $2,012,000)	$2,012,000	2,012,000

TOTAL INVESTMENTS (99.36%) (Cost of 140,897,949)(c)		145,787,546
OTHER ASSETS IN EXCESS OF LIABILITIES (0.64%)		933,283
NET ASSETS (100.00%)		$146,720,829
NET ASSET VALUE PER SHARE (28,781,453 SHARES OUTSTANDING)		$5.10

(a) Non-Income producing security.

(b) ADR - American Depositary Receipt.

(c) Cost of investments for federal income tax purposes is $140,960,968

Gross unrealized appreciation and depreciation at March 31, 2008 based on cost of investments for federal income tax purposes is as follows:

Gross unrealized appreciation	$19,710,806
Gross unrealized depreciation	(14,884,228)
Net unrealized appreciation	$4,826,578

FAIR VALUE REPORTING

The Fund adopted the provisions of Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements,” on January 1, 2008.  FAS 157 established a three-tier hierarchy to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Fund’s investments as of the end of the reporting period. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 – Quoted prices in active markets for identical investments

Level 2 – Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2008.

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1-Quoted Prices	$143,775,546	—
Level 2-Other Significant Observable Inputs	$2,012,000	—
Level 3-Significant Unobservable Inputs	—	—
Total	$145,787,546	—

* Other financial instruments are derivative investments not reflected in the Schedule of Investments such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the investment.

For the three months ended March 31, 2008, the Fund did not have significant unobservable inputs (Level 3) used in determining fair value.  Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

NOTE 1. ORGANIZATION

Liberty All-Star Growth Fund, Inc. (the “Fund”) is a Maryland corporation registered under the Investment Company Act of 1940 (the “Act”), as amended, as a diversified, closed-end management investment company.

Investment Goal

The Fund seeks long-term capital appreciation.

Fund Shares

The Fund may issue 60,000,000 shares of common stock at $0.10 par.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

Equity securities are valued at the last sale price at the close of the principal exchange on which they trade, except for securities listed on the NASDAQ which are valued at the NASDAQ official closing price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing in more than 60 days for which market quotations are readily available are valued at current market value. Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith under consistently applied procedures approved by and under the general supervision of the Board of Directors.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Repurchase Agreements

The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund, through its custodian, receives delivery of underlying securities collateralizing a repurchase agreement. Collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Income Recognition

Interest income is recorded on the accrual basis. Corporate actions and dividend income are recorded on the ex-date.

Federal Income Tax Status

Consistent with the Fund’s policy to qualify as a regulated investment company and to distribute all of its taxable income to shareholders, no federal income tax has been accrued.

Distributions to Shareholders

The Fund currently has a policy of paying distributions on its common shares totaling approximately 10% of its net asset value per year. The distributions are payable in four quarterly distributions of 2.5% of the Fund’s net asset value at the close of the New York Stock Exchange on the Friday prior to each quarterly declaration date. Distributions to shareholders are recorded on ex-date.

Item 2 - Controls and Procedures.

(a)                                  The registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date.

(b)                                 There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) during registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits.

Separate certifications for the registrant’s Principal Executive Officer and Principal Financial Officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Ex99.CERT.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LIBERTY ALL-STAR GROWTH FUND,
INC.

By:	/s/ William Parmentier
William Parmentier
President (principal executive
officer)

Date:	May 30, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ William Parmentier
William Parmentier
President (principal executive
officer)

Date:	May 30, 2008

By:	/s/ Jeremy O. May
Jeremy O. May
Treasurer (principal financial
officer)

Date:	May 30, 2008

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